Average Annual Total Returns - First Trust Lunt US Factor Rotation ETF	First Trust Lunt US Factor Rotation ETF 1 Year	First Trust Lunt US Factor Rotation ETF Since Inception	First Trust Lunt US Factor Rotation ETF Inception Date	First Trust Lunt US Factor Rotation ETF After tax on distributions 1 Year	First Trust Lunt US Factor Rotation ETF After tax on distributions Since Inception	First Trust Lunt US Factor Rotation ETF After tax on distributions and sale of fund shares 1 Year	First Trust Lunt US Factor Rotation ETF After tax on distributions and sale of fund shares Since Inception	Lunt Capital Large Cap Factor Rotation Index (reflects no deduction for fees, expenses or taxes) 1 Year	Lunt Capital Large Cap Factor Rotation Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	30.02%	17.79%	Jul. 25, 2018	29.71%	17.34%	17.73%	13.66%	31.14%	18.71%	21.42%	15.55%